REVERSE TAKEOVER (Details)		12 Months Ended
	Oct. 01, 2020 USD ($) $ / shares	Mar. 31, 2022 Y $ / shares	Mar. 31, 2021 Y $ / shares
REVERSE TAKEOVER
Business combination shares issued fair value	$ 74,982
Share price | $ / shares		$ 6.08	$ 3.47
Stock price volatility		103.00%	110.00%
Risk-free interest rate		1.40%	0.80%
Stock price | $ / shares		$ 6.08	$ 3.47
Expected life | Y		9	9
Share consolidation ratio	(8) old for one (1) new
Newton Energy Corporation
REVERSE TAKEOVER
Percentage of voting interest acquired	100.00%
Stock price volatility	70.00%
Stock price | $ / shares	$ 2.00
Transaction costs related to acquisition	$ 571,435
Cash settled	375,713
Stock option issue cost	$ 195,722
Newton Energy Corporation | Minimum
REVERSE TAKEOVER
Risk-free interest rate	0.29%
Expected life	2.52
Newton Energy Corporation | Maximum
REVERSE TAKEOVER
Risk-free interest rate	0.33%
Newton Energy Corporation | Common Shares
REVERSE TAKEOVER
Business combination shares issued fair value	$ 1,590,212
Number of shares issued	795,106
Shares issued, price per share | $ / shares	$ 2.00